BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details)	Dec. 31, 2018 dealer point_of_sale market store
Background and Basis of Presentation [Abstract]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	167
Number of points of sale | point_of_sale	190
Number of Ferrari-owned stores	18
Number of franchised stores	17
Number of Ferrari Store Junior	5